LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease expenses	$ 290	$ 301	$ 339
Offices and Cars [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	4 years 1 month 6 days